STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2018
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
International Financial Reporting Standards and Interpretations
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the annual reporting period ended June 30, 2018.  Those which may be relevant to the Group are set out in the table below.

Standard or Interpretation	Application Date of Standard	Application Date for Group
IFRS 9 Financial Instruments, and relevant amending standards	January 1, 2018	July 1, 2018
IFRS 15 Revenue from Contracts with Customers, and relevant amending standards	January 1, 2018	July 1, 2018
Amendments to IFRS 2 Share-based Payments – Classification and Measurement of Share-based Payment Transactions	January 1, 2018	July 1, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration	January 1, 2018	July 1, 2018
IFRS 16 Leases	January 1, 2019	July 1, 2019

Balances of Financial Assets and Liabilities
Balances of financial assets and liabilities as at June 30, 2018 are as set out below:

2018 US$000
Financial Assets
Cash and cash equivalents	22,623
Trade and other receivables	78
Other non-current financial assets	1,102
23,803
Financial Liabilities
Trade and other payables	9,892
9,892

Depreciation and Amortisation on Property, Plant and Equipment
Depreciation is provided on a straight-line basis on all property, plant and equipment.

	2018	2017	2016
Major depreciation and amortisation periods are:
Land and buildings	25 years	25 years	25 years
Plant and equipment	2 – 10 years	2 – 10 years	2 – 10 years
Mine development properties	Unit of production(a)	Unit of production(a)	Unit of production(a)

(a)
Mine development properties are amortised over the life of the reserves associated with the area of interest once mining operations have commenced, i.e. once commercial production has commenced. The Buck Creek Complex was not in commercial production during the year ended June 30, 2018, 2017 or 2016, and consequently no unit of production amortisation arose in these reporting periods